Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

Intangible assets consist of the following:

	September 30,	December 31,
	2012	2011
	(Unaudited)	(Audited)

Patents	$208,943	$208,943
Less accumulated amortization	75,817	63,316

Intangible Assets, Net	$133,126	$145,627
Intangible assets consist of the following:
	2011	2010

Patents	$208,943	$208,943
Less: accumulated amortization	63,316	46,851

	$145,627	$162,092